Inventories - Changes in Holdings' Allowance for Excess and Obsolete Inventory (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Predecessor [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of period	$ 6.4	$ 2.0		$ 16.1
Charge to expense	4.0	4.4	2.3	0.2
Inventory written off	(1.7)	(0.5)	(0.4)
Other	0.6	0.5	0.1	0.5
End of period	$ 9.3	$ 6.4	$ 2.0	$ 16.8